Voyage and Vessel Operating Expenses - Vessel Operating Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Vessel operating expenses
Crew wages and related costs	$ 29,449	$ 14,355	$ 14,498
Insurances	4,561	2,968	2,655
Maintenance, repairs, spares and stores	9,415	5,772	6,779
Lubricants	3,901	2,339	3,046
Tonnage taxes	1,360	797	169
Upgrading expenses	3,167	205	19
Miscellaneous	1,243	651	666
Total vessel operating expenses	$ 53,096	$ 27,087	$ 27,832